Consolidated Statement of Changes in Equity ₨ in Thousands, $ in Thousands		Ordinary shares [member] Issued capital [member] INR (₨)	Ordinary shares [member] Share premium [member] INR (₨)	Treasury shares [member] INR (₨)	Retained earnings [member] INR (₨)	Capital reserve [member] INR (₨)	Reserve of change in value of foreign currency basis spreads [member] INR (₨)	Equity attributable to owners of parent [member] INR (₨)	Non-controlling interests [member] INR (₨)	USD ($)	INR (₨)
Balance at Mar. 31, 2019		₨ 713	₨ 18,884,105	₨ (11,219)	₨ (17,256,409)	₨ 735,988	₨ 6,571	₨ 2,359,749	₨ 19,421		₨ 2,379,170
Effect of adoption of IFRS 16 “Leases” at Mar. 31, 2019					(28,562)			(28,562)	(431)		(28,993)
Balance at Mar. 31, 2019		713	18,884,105	(11,219)	(17,284,971)	735,988	6,571	2,331,187	18,990		2,350,177
IfrsStatementLineItems [Line Items]
Loss for the period					(833,808)			(833,808)	(6,387)		(840,195)
Other comprehensive loss
Foreign currency translation differences loss							(28,658)	(28,658)			(28,658)
Remeasurement gain (loss) on defined benefit plan					24,164			24,164	351		24,515
Other comprehensive loss for the period, net of tax					24,164		(28,658)	(4,494)	351		(4,143)
Total comprehensive loss for the period, net of tax					(809,644)		(28,658)	(838,302)	(6,036)		(844,338)
Transactions with owners, recorded directly in equity contributions by owners
Share based payments					46,778	(41,643)		5,135			5,135
Exercise of options		1	5,049			(5,050)
Change in non-controlling interest	[1]				(6,079)			(6,079)	6,079
Total contribution by owners		1	5,049		40,699	(46,693)		(944)	6,079		5,135
Balance at Mar. 31, 2020		714	18,889,154	(11,219)	(18,053,916)	689,295	(22,087)	1,491,941	19,033		1,510,974
IfrsStatementLineItems [Line Items]
Loss for the period					(1,177,343)			(1,177,343)	(17,535)		(1,194,878)
Other comprehensive loss
Foreign currency translation differences loss							(4,552)	(4,552)			(4,552)
Remeasurement gain (loss) on defined benefit plan					2,194			2,194	30		2,224
Other comprehensive loss for the period, net of tax					2,194		(4,552)	(2,358)	30		(2,328)
Total comprehensive loss for the period, net of tax					(1,175,149)		(4,552)	(1,179,701)	(17,505)		(1,197,206)
Transactions with owners, recorded directly in equity contributions by owners
Share based payments					65,468	11,632		77,100			77,100
Exercise of options		15	578,803			(578,818)
Issuance of shares		109	796,077					796,186			796,186
Cost of issuance of shares			(23,979)					(23,979)			(23,979)
Change in non-controlling interest	[2]				(3,719)			(3,719)	3,719
Total contribution by owners		124	1,350,901		61,749	(567,186)		845,588	3,719		849,307
Balance at Mar. 31, 2021		838	20,240,055	(11,219)	(19,167,316)	122,109	(26,639)	1,157,828	5,247		1,163,075
IfrsStatementLineItems [Line Items]
Loss for the period					(477,850)			(477,850)	(4,612)	$ (6,358)	(482,462)
Other comprehensive loss
Foreign currency translation differences loss							(5,640)	(5,640)		(73)	(5,640)
Remeasurement gain (loss) on defined benefit plan					(243)			(243)	(4)	(2)	(247)
Other comprehensive loss for the period, net of tax					(243)		(5,640)	(5,883)	(4)	(75)	(5,887)
Total comprehensive loss for the period, net of tax					(478,093)		(5,640)	(483,733)	(4,616)	(6,433)	(488,349)
Transactions with owners, recorded directly in equity contributions by owners
Share based payments					21,712	187,845		209,557			209,557
Exercise of options		4	46,419			(46,423)
Change in non-controlling interest	[3]				(977)			(977)	977
Transaction with non-controlling interest**					7,583			7,583	375		7,958
Total contribution by owners		4	46,419		28,318	141,422		216,163	1,352		217,515
Balance at Mar. 31, 2022		₨ 842	₨ 20,286,474	₨ (11,219)	₨ (19,617,091)	₨ 263,531	₨ (32,279)	₨ 890,258	₨ 1,983	$ 11,760	₨ 892,241

[1]	Change in non-controlling interest represents shares of a subsidiary issued to the Parent Company. The percentage holding of the parent is
[2]	Change in non-controlling interest represents shares of a subsidiary issued to the Parent Company. The percentage holding of the parent is 98.63% as of March 31, 2021 (98.56% as of March 31, 2020), (refer to Note 6).
[3]	During first quarter of the financial year, Yatra India has allotted